Shareholders' Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 01, 2024	Sep. 14, 2020	Feb. 28, 2025	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 10, 2024	Sep. 09, 2024	Aug. 10, 2022
Shareholders
Voting rights					one
Repurchase payment					$ 84,055,000	$ 55,770,000
Repurchased aggregate ordinary shares (in Shares)					2,332,826	2,652,051
Repurchase ordinary shares amount					$ 25,000,000
Percentage of total option exercisable					25.00%
Options are exercisable period					1 year
Percentage of exercisable over a period					6.25%
Unrecognized compensation expense					$ 3,595,000
Weighted average non vesting period					1 year 8 months 15 days
Weighted average fair value of options granted (in Dollars per share)					$ 9.61	$ 12.88	$ 47.06
Total intrinsic value of options exercised					$ 1,069,000	$ 163,000	$ 1,086,000
Warrants are exercisable (in Shares)					421,971
Dividend yield					0.00%	0.00%	0.00%
Expected term					5 years 3 months 25 days
Recognized reduction revenues					$ 3,273,000	$ 13,842,000	$ 22,500,000
Master Purchase Agreement [Member]
Shareholders
Warrants to purchase ordinary shares (in Shares)		3,401,028
Exercise price (in Dollars per share)		$ 59.26
Payments for purchased		$ 400,000,000
Payments for purchased products and services				$ 5,000,000
Warrants are exercisable (in Shares)					1,943,445
Master Purchase Agreement [Member] | Old Business [Member]
Shareholders
Payments for purchased		250,000,000
Master Purchase Agreement [Member] | New Business [Member]
Shareholders
Payments for purchased		$ 150,000,000
Restricted Stock Units (RSUs) [Member]
Shareholders
Weighted average fair value of options granted (in Dollars per share)					$ 20.27	$ 20.11	$ 43.65
Weighted average fair value of shares vested (in Dollars per share)					31.1	52.27	57.98
Weighted average fair value of forfeited (in Dollars per share)					24.35	33.19	$ 68.19
Weighted average fair value of shares unvested (in Dollars per share)					$ 20.25	$ 28.51
Unrecognized compensation expenses					$ 36,947,000
Weighted average vesting period						2 years 5 months 23 days
Aggregate performance-based RSUs (in Shares)					326,001
Phantom Share Units (PSUs) [Member]
Shareholders
Total fair value of RSUs vested					$ 12,232,000
Monte Carlo simulation [Member]
Shareholders
Risk-free rate					0.40%
Volatility rate					52.00%
Dividend yield					0.00%
Board of Directors [Member]
Shareholders
Increase in the ordinary shares reserved for issuance (in Shares)					672,132
Ordinary shares available for future grant (in Shares)					2,122,421
August 2024 Share Repurchase Program [Member]
Shareholders
Repurchase of ordinary shares										$ 75,000,000
September 2024 Share Repurchase Program [Member]
Shareholders
Repurchase of ordinary shares									$ 100,000,000
ASR Agreement [Member]
Shareholders
Repurchase of ordinary shares								$ 75,000,000
Repurchase payment	$ 75,000,000
Increase in the ordinary shares reserved for issuance (in Shares)	1,825,901
Repurchased aggregate ordinary shares (in Shares)			641,305
Shares repurchased (in Shares)			2,467,206
Average cost per share (in Dollars per share)			$ 30.4
Repurchase ordinary shares amount					$ 65,921	$ 55,770,000